Goodwill and Other Intangibles - Schedule of Changes in the Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill gross, Beginning Balance	$ 112,617	$ 82,817
Goodwill gross, Additions	51,138	29,800
Goodwill gross, Impairments	0	0
Goodwill gross, Ending Balance	163,755	112,617
Accumulated impairment losses, Beginning Balance	(38,240)	(38,240)
Accumulated impairment losses, Additions	0	0
Accumulated impairment losses, Impairments	0	0
Accumulated impairment losses, Ending Balance	(38,240)	(38,240)
Goodwill Net, Beginning balance	74,377	44,577
Goodwill Net, Additions	51,138	29,800
Goodwill Net, Impairments	0	0
Goodwill Net, Ending balance	$ 125,515	$ 74,377